ORDINARY SHARES - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands									1 Months Ended	4 Months Ended	12 Months Ended
	Nov. 28, 2023 shares	Aug. 28, 2023 shares	Jun. 29, 2023 shares	Feb. 17, 2023 shares	Dec. 08, 2022 $ / shares shares	May 11, 2022 shares	May 05, 2022 shares	Mar. 31, 2022 shares	May 31, 2022 USD ($)	Apr. 26, 2024 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Aug. 31, 2023 USD ($)	Aug. 30, 2023 USD ($)	Aug. 12, 2022 USD ($) $ / shares shares
Ordinary shares
Repurchase of ordinary shares | ¥											¥ 5,150,628		¥ 1,319,796
Repurchase of ordinary shares											¥ 5,150,628	$ 725,451	1,319,796
Ordinary shares and convertible redeemable preferred shares, authorized (in shares)																		25,000,000,000
Ordinary shares and convertible redeemable preferred shares, share capital authorized | $																		$ 500,000
Ordinary shares authorized (in shares)											25,000,000,000			25,000,000,000	25,000,000,000
Ordinary shares par value (in dollars per share) | $ / shares														$ 0.00002	$ 0.00002
RSU | Mr. SHAN Yigang, an executive director
Ordinary shares
Share restriction removed											13,292,404	13,292,404
Restricted class A ordinary shares | Shengdu Home Renovation Co Ltd
Ordinary shares
Restriction period								3 years
Number of shares agreed to issue								44,315,854
Restricted class A ordinary shares | Shengdu Home Renovation Co Ltd | 2022 Share Incentive Plan
Ordinary shares
Restriction period							5 years
Restricted class A ordinary shares | Shengdu Home Renovation Co Ltd | 2022 Share Incentive Plan | Mr. PENG Yongdong, Chairman and Chief executive officer [Member]
Ordinary shares
Number of shares issued							71,824,250
Restricted class A ordinary shares | Shengdu Home Renovation Co Ltd | 2022 Share Incentive Plan | Mr. SHAN Yigang, an executive director
Ordinary shares
Number of shares issued							53,868,189
Class A Ordinary Shares
Ordinary shares
Repurchase of ordinary shares (in shares)										70,287,726
Repurchase of common stock shares											141,064,215				141,064,215
Ordinary shares authorized (in shares)											24,114,698,720			24,114,698,720	24,114,698,720			24,114,698,720
Ordinary shares par value (in dollars per share) | $ / shares																		$ 0.00002
Class A Ordinary Shares | Prevailing market prices
Ordinary shares
Repurchase of ordinary shares											¥ 6,470,600	$ 910,500	¥ 1,319,800	$ 187,300
Repurchase of ordinary shares (in shares)											182,772,129	182,772,129	41,707,914	41,707,914
Total consideration paid											¥ 5,150,600				$ 723,200
Forfeited (in shares)					35,246,628
Repurchased and retired shares											123,459,369	123,459,369
Ordinary shares par value (in dollars per share) | $ / shares					$ 0.00002										$ 0.00002
Class A Ordinary Shares | Propitious Global Holdings Limited
Ordinary shares
Conversion ratio						1
Number of Class B ordinary shares converted into Class A ordinary shares						727,407,230
Class A Ordinary Shares | Ever Orient International Limited
Ordinary shares
Conversion ratio	1	1	1		1
Number of Class B ordinary shares converted into Class A ordinary shares	1,014,947	1,165,668	1,144,392		1,023,202
Class A Ordinary Shares | Clover Rich Limited
Ordinary shares
Conversion ratio	1	1	1		1
Number of Class B ordinary shares converted into Class A ordinary shares	440,370	505,766	496,534		443,952
Class A Ordinary Shares | RSU | 2022 Share Incentive Plan
Ordinary shares
Restriction period							5 years
Class A Ordinary Shares | RSU | 2022 Share Incentive Plan | Mr. PENG Yongdong, Chairman and Chief executive officer [Member]
Ordinary shares
Number of shares issued							71,824,250
Class A Ordinary Shares | RSU | 2022 Share Incentive Plan | Mr. SHAN Yigang, an executive director
Ordinary shares
Number of shares issued							53,868,189
Class B Ordinary Shares
Ordinary shares
Ordinary shares authorized (in shares)											885,301,280			885,301,280	885,301,280			885,301,280
Ordinary shares par value (in dollars per share) | $ / shares																		$ 0.00002
Class B Ordinary Shares | Ever Orient International Limited
Ordinary shares
Conversion ratio				1
Number of Class B ordinary shares converted into Class A ordinary shares				212,479
Class B Ordinary Shares | Clover Rich Limited
Ordinary shares
Conversion ratio				1
Number of Class B ordinary shares converted into Class A ordinary shares				92,191
ADS
Ordinary shares
Consideration for repurchase of shares | $									$ 1,000,000
Repurchase of share authorization | $																$ 2,000,000	$ 1,000,000